Loans Receivable and Other Lending Investments, net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans Receivable and Other Lending Investments, net
Loans Receivable and Other Lending Investments, net

The following is a summary of the Company's loans receivable and other lending investments by class ($ in thousands):

	As of December 31,
Type of Investment	2016	2015
Senior mortgages	$940,738	$975,915
Corporate/Partnership loans	490,389	643,270
Subordinate mortgages	24,941	28,676
Total gross carrying value of loans	1,456,068	1,647,861
Reserves for loan losses	(85,545)	(108,165)
Total loans receivable, net	1,370,523	1,539,696
Other lending investments—securities	79,916	62,289
Total loans receivable and other lending investments, net	$1,450,439	$1,601,985

In June 2015, the Company received a loan with a fair value of $146.7 million as a non-cash paydown on a $196.6 million loan and reduced the principal balance by the fair value to $49.9 million. The loan received has been recorded as a loan receivable and is included in "Loans receivable and other lending investments, net" on the Company’s consolidated balance sheet. In connection with the transaction, the Company recorded a provision for loan losses of $25.9 million on the original loan resulting in a remaining balance of $24.0 million. In October 2015, the Company received full payment of the $24.0 million remaining balance of the original $196.6 million loan.

During the year ended December 31, 2015, the Company sold a loan with a carrying value of $5.5 million. No gain or loss was recorded on the sale. During the year ended December 31, 2014, the Company sold loans with an aggregate carrying value of $30.8 million and recorded gains of $19.1 million. Gains on sales of loans are recorded in "Other income" in the Company's consolidated statements of operations.

Reserve for Loan Losses—Changes in the Company's reserve for loan losses were as follows ($ in thousands):

	For the Years Ended December 31,
	2016	2015	2014
Reserve for loan losses at beginning of period	$108,165	$98,490	$377,204
(Recovery of) provision for loan losses(1)	(12,514)	36,567	(1,714)
Charge-offs	(10,106)	(26,892)	(277,000)
Reserve for loan losses at end of period	$85,545	$108,165	$98,490

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(1)
For the years ended December 31, 2016, 2015 and 2014, the provision for loan losses includes recoveries of previously recorded asset-specific loan loss reserves of $13.7 million, $0.6 million and $10.1 million, respectively.

The Company's recorded investment in loans (comprised of a loan's carrying value plus accrued interest) and the associated reserve for loan losses were as follows ($ in thousands):

	Individually Evaluated for Impairment(1)	Collectively Evaluated for Impairment(2)	Total
As of December 31, 2016
Loans	$253,941	$1,209,062	$1,463,003
Less: Reserve for loan losses	(62,245)	(23,300)	(85,545)
Total(3)	$191,696	$1,185,762	$1,377,458
As of December 31, 2015
Loans	$132,492	$1,524,347	$1,656,839
Less: Reserve for loan losses	(72,165)	(36,000)	(108,165)
Total(3)	$60,327	$1,488,347	$1,548,674
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(1)
The carrying value of these loans include unamortized discounts, premiums, deferred fees and costs totaling net discounts of $0.4 million and $0.2 million as of December 31, 2016 and 2015, respectively. The Company's loans individually evaluated for impairment primarily represent loans on non-accrual status and therefore, the unamortized amounts associated with these loans are not currently being amortized into income. During the year ended December 31, 2016, the Company transferred a loan with a gross carrying value of $157.2 million to non-performing status due to the initiation of bankruptcy proceedings related to the collateral, which resulted in the release of $11.6 million of the general reserve. The Company performed a valuation and recorded a specific reserve of $12.5 million.

(2)
The carrying value of these loans include unamortized discounts, premiums, deferred fees and costs totaling net discounts of $1.9 million and $8.2 million as of December 31, 2016 and 2015, respectively.

(3)
The Company's recorded investment in loans as of December 31, 2016 and 2015 includes accrued interest of $6.9 million and $9.0 million, respectively, which are included in "Accrued interest and operating lease income receivable, net" on the Company's consolidated balance sheets. As of December 31, 2016 and 2015, excludes $79.9 million and $62.3 million, respectively, of securities that are evaluated for impairment under ASC 320.

Credit Characteristics—As part of the Company's process for monitoring the credit quality of its loans, it performs a quarterly loan portfolio assessment and assigns risk ratings to each of its performing loans. Risk ratings, which range from 1 (lower risk) to 5 (higher risk), are based on judgments which are inherently uncertain and there can be no assurance that actual performance will be similar to current expectation.

The Company's recorded investment in performing loans, presented by class and by credit quality, as indicated by risk rating, was as follows ($ in thousands):

	As of December 31,
	2016		2015
	Performing Loans	Weighted Average Risk Ratings	Performing Loans	Weighted Average Risk Ratings
Senior mortgages	$859,250	3.12	$853,595	2.96
Corporate/Partnership loans	335,677	3.09	641,713	3.37
Subordinate mortgages	14,135	3.00	29,039	3.64
Total	$1,209,062	3.11	$1,524,347	3.15

The Company's recorded investment in loans, aged by payment status and presented by class, were as follows ($ in thousands):

As of December 31, 2016	Current	Less Than and Equal to 90 Days	Greater Than 90 Days(1)	Total Past Due	Total
Senior mortgages	$868,505	$—	$76,677	$76,677	$945,182
Corporate/Partnership loans	335,677	—	157,146	157,146	492,823
Subordinate mortgages	24,998	—	—	—	24,998
Total	$1,229,180	$—	$233,823	$233,823	$1,463,003
As of December 31, 2015
Senior mortgages	$864,099	$—	$116,250	$116,250	$980,349
Corporate/Partnership loans	647,451	—	—	—	647,451
Subordinate mortgages	29,039	—	—	—	29,039
Total	$1,540,589	$—	$116,250	$116,250	$1,656,839
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(1)
As of December 31, 2016, the Company had four loans which were greater than 90 days delinquent and were in various stages of resolution, including legal proceedings, environmental concerns and foreclosure-related proceedings, and ranged from 1.0 to 8.0 years outstanding. As of December 31, 2015, the Company had four loans which were greater than 90 days delinquent and were in various stages of resolution, including legal proceedings, environmental concerns and foreclosure-related proceedings, and ranged from 1.0 to 7.0 years outstanding.

Impaired Loans—The Company's recorded investment in impaired loans, presented by class, were as follows ($ in thousands)(1):

	As of December 31, 2016			As of December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Subordinate mortgages	$10,862	$10,846	$—	$—	$—	$—
Subtotal	$10,862	$10,846	$—	$—	$—	$—
With an allowance recorded:
Senior mortgages	$85,933	$85,780	$(49,774)	$126,754	$125,776	$(69,627)
Corporate/Partnership loans	157,146	146,783	(12,471)	5,738	5,738	(2,538)
Subtotal	$243,079	$232,563	$(62,245)	$132,492	$131,514	$(72,165)
Total:
Senior mortgages	$85,933	$85,780	$(49,774)	$126,754	$125,776	$(69,627)
Corporate/Partnership loans	157,146	146,783	(12,471)	5,738	5,738	(2,538)
Subordinate mortgages	10,862	10,846	—	—	—	—
Total	$253,941	$243,409	$(62,245)	$132,492	$131,514	$(72,165)
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(1)	All of the Company's non-accrual loans are considered impaired and included in the table above.

The Company's average recorded investment in impaired loans and interest income recognized, presented by class, were as follows ($ in thousands):

	For the Years Ended December 31,
	2016		2015		2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Senior mortgages	$3,661	$226	$—	$—	$35,659	$1,922
Subordinate mortgages	6,799	—	—	—	—	—
Subtotal	10,460	226	—	—	35,659	1,922
With an allowance recorded:
Senior mortgages	118,921	—	129,135	38	334,351	158
Corporate/Partnership loans	66,101	—	24,252	12	52,963	181
Subtotal	185,022	—	153,387	50	387,314	339
Total:
Senior mortgages	122,582	226	129,135	38	370,010	2,080
Corporate/Partnership loans	66,101	—	24,252	12	52,963	181
Subordinate mortgages	6,799	—	—	—	—	—
Total	$195,482	$226	$153,387	$50	$422,973	$2,261

There was no interest income related to the resolution of non-performing loans recorded during the years ended December 31, 2016, 2015 and 2014.

Troubled Debt Restructurings—During the year ended December 31, 2015, the Company modified two senior loans that were determined to be troubled debt restructurings. The Company restructured one non-performing loan with a recorded investment of $5.8 million to grant a maturity extension of one year. The Company also modified one non-performing loan with a recorded investment of $11.6 million to grant a discounted payoff option and a maturity extension of one year. The Company's recorded investment in these loans was not impacted by the modifications.
During the year ended December 31, 2014, the Company restructured one non-performing senior loan that was determined to be a troubled debt restructuring with a recorded investment of $7.0 million to grant a maturity extension of one year and included conditional extension options. The Company's recorded investment in this loan was not impacted by the modification.
Generally when granting concessions, the Company will seek to protect its position by requiring incremental pay downs, additional collateral or guarantees and in some cases lookback features or equity kickers to offset concessions granted should conditions impacting the loan improve. The Company's determination of credit losses is impacted by troubled debt restructurings whereby loans that have gone through troubled debt restructurings are considered impaired, assessed for specific reserves, and are not included in the Company's assessment of general loan loss reserves. Loans previously restructured under troubled debt restructurings that subsequently default are reassessed to incorporate the Company's current assumptions on expected cash flows and additional provision expense is recorded to the extent necessary. As of December 31, 2016, there were no unfunded commitments associated with modified loans considered troubled debt restructurings.
Securities—Other lending investments—securities includes the following ($ in thousands):

	Face Value	Amortized Cost Basis	Net Unrealized Gain (Loss)	Estimated Fair Value	Net Carrying Value
As of December 31, 2016
Available-for-Sale Securities
Municipal debt securities	$21,240	$21,240	$426	$21,666	$21,666
Held-to-Maturity Securities
Debt securities	58,454	58,250	2,753	61,003	58,250
Total	$79,694	$79,490	$3,179	$82,669	$79,916
As of December 31, 2015
Available-for-Sale Securities
Municipal debt securities	$1,010	$1,010	$151	$1,161	$1,161
Held-to-Maturity Securities
Debt securities	54,549	61,128	71	61,199	61,128
Total	$55,559	$62,138	$222	$62,360	$62,289

As of December 31, 2016, the contractual maturities of the Company's securities were as follows ($ in thousands):

	Held-to-Maturity Securities		Available-for-Sale Securities
	Amortized Cost Basis	Estimated Fair Value	Amortized Cost Basis	Estimated Fair Value
Maturities
Within one year	$—	$—	$—	$—
After one year through 5 years	58,250	61,003	—	—
After 5 years through 10 years	—	—	—	—
After 10 years	—	—	21,240	21,666
Total	$58,250	$61,003	$21,240	$21,666